Equity Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments	Equity Investments

	Ownership Interest at December 31, 2025	Income from Equity Investments		Equity Investments
		Year Ended December 31,		As at December 31,
U.S.$ millions		2025	2024	2025	2024
Grand Rapids Pipeline [1]	50.0%	42	39	639	628
HoustonLink Pipeline [1]	50.0%	—	1	13	13
Port Neches Link Pipeline	74.9%	10	9	91	91
		52	49	743	732
1.Classified as a VIE. Refer to Note 24, Variable Interest Entities for additional information.
The Spinoff triggered certain option rights for South Bow's partners to purchase the Company's ownership interest in its equity investments.
On April 10, 2024, the option rights for Port Neches Link LLC and HoustonLink Pipeline were triggered. These option rights were not exercised.
On October 1, 2024, the option to purchase the Company’s interests in the Grand Rapids Pipeline was triggered and the valuation process required under the applicable contract provisions was completed in 2025. Under the terms of the relevant agreements, the optionee is required to obtain regulatory approvals within a specified timeline, which expired on December 24, 2025, after which time the option is null and void and no longer binding on the parties. This matter continues to be the subject of ongoing legal and regulatory proceedings and the timing of resolution is uncertain.
Distributions and Contributions
Distributions and contributions received from operating activities of equity investments for the year ended December 31, 2025 were $74 million and nil, respectively (2024 – $70 million and $2 million, respectively).
Summarized Financial Information of Equity Investments

	Year Ended December 31,
U.S.$ millions	2025	2024
Income
Revenues	185	175
Operating and other expenses	(102)	(85)
Net income	101	97
Net income attributable to the Company	52	49

	As at December 31,
U.S.$ millions	2025	2024
Consolidated Balance Sheet
Current assets	169	167
Non-current assets	1,149	1,134
Current liabilities	(16)	(20)
Non-current liabilities	(1)	(1)
At December 31, 2025, the cumulative carrying value of the Company's equity investments was $65 million (2024 – $62 million) higher than the cumulative underlying equity in the net assets, primarily due to interest capitalized during construction.